Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Gross carrying amount	¥ 153,169	¥ 126,282
Accumulated amortization	26,169	(11,245)
Impairment amount	99,939
Net carrying amount	27,061	115,037
Amortization of intangible assets	14,826	11,245	¥ 0
Impairment loss of intangible assets	99,939	¥ 0	¥ 0
Expected amortization expense relating to the existing intangible assets
2020	3,594
2021	2,217
2022	2,068
2023	1,770
2024	1,770
Thereafter	¥ 15,642
Technology
Intangible assets
Weighted-average amortization period	8 years 6 months	8 years 6 months
Gross carrying amount	¥ 71,000	¥ 71,000
Accumulated amortization	11,137	(4,873)
Impairment amount	(59,863)
Net carrying amount		¥ 66,127
Customer relationship
Intangible assets
Weighted-average amortization period		5 years 6 months
Gross carrying amount	24,244	¥ 22,900
Accumulated amortization	5,701	(2,429)
Impairment amount	(17,348)
Net carrying amount	¥ 1,195	¥ 20,471
Non-compete agreement
Intangible assets
Weighted-average amortization period	5 years 6 months	5 years 6 months
Gross carrying amount	¥ 28,900	¥ 28,900
Accumulated amortization	7,006	(3,065)
Impairment amount	¥ (21,894)
Net carrying amount		¥ 25,835
Software
Intangible assets
Weighted-average amortization period	3 years	3 years
Gross carrying amount	¥ 4,442	¥ 3,482
Accumulated amortization	2,232	(878)
Impairment amount	(834)
Net carrying amount	¥ 1,376	¥ 2,604
Brand
Intangible assets
Weighted-average amortization period	8 years
Gross carrying amount	¥ 2,239
Accumulated amortization	93
Net carrying amount	¥ 2,146
License
Intangible assets
Weighted-average amortization period	15 years
Gross carrying amount	¥ 22,344
Net carrying amount	¥ 22,344
Minimum | Customer relationship
Intangible assets
Weighted-average amortization period	3 years
Maximum | Customer relationship
Intangible assets
Weighted-average amortization period	5 years 6 months